Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-3573 - PremierSolutions Chicago Public Schools
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Supplement dated January 5, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 5, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds The Growth Fund of America® - Class R3	Victory Munder Mid-Cap Core Growth Fund - Class A
Davis New York Venture Fund - Class A	Victory Special Value Fund - Class A
Putnam International Equity Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Large Growth	American Funds The Growth Fund of America® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	0.94%	-30.95%	6.87%	11.21%
US Fund Large Blend	Davis New York Venture Fund - Class A Adviser: Davis Selected Advisers LP Subadviser: Davis Selected Advisers (New York) Inc	0.92%	-17.47%	3.33%	9.08%
US Fund Foreign Large Blend	Putnam International Equity Fund - Class A Adviser: Putnam Investment Management, LLC Subadviser: Putnam Investments Limited; The Putnam Advisory Company LLC	1.26%	-14.81%	0.93%	4.40%
US Fund Mid-Cap Growth	Victory Munder Mid-Cap Core Growth Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.28%	-21.47%	5.18%	9.12%
US Fund Large Blend	Victory Special Value Fund - Class A Adviser: Victory Capital Management Inc. Subadviser: N/A	1.38%	-18.66%	6.73%	9.32%

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-59-HV3573